Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 353,444	$ 892,530
Less: allowance for credit losses	(95,806)	(125,516)
Accounts receivable, net	$ 257,638	$ 767,014